Loans	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Loans

NOTE 4 – LOANS

The following table presents the recorded investment in loans by portfolio segment.  The recorded investment in loans includes the principal balance outstanding adjusted for purchase premiums and discounts, and deferred loan fees and costs.

	December 31,	December 31,
	2015	2014

Commercial	$43,744	$46,532
Real estate:
Single-family residential	81,985	51,445
Multi-family residential	28,950	28,790
Commercial	96,488	91,119
Construction	24,662	23,641
Consumer:
Home equity lines of credit	21,837	16,898
Other	6,018	4,976
Subtotal	303,684	263,401
Less: ALLL	(6,620)	(6,316)
Loans, net	$297,064	$257,085

Mortgage Purchase Program:

CFBank has participated in a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation, since December 2012.  Pursuant to the terms of a participation agreement, CFBank purchases participation interests in loans made by Northpointe related to fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The underlying loans are individually (MERS) registered loans which are held until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions such as Wells Fargo Bank.  This process on average takes approximately 14 days.  Given the short-term holding period of the underlying loans, common credit risks (such as past due, impairment and TDR, nonperforming, and nonaccrual classification) are substantially reduced.  Therefore, no allowance is allocated by CFBank to these loans.  These purchased loans are classified as portfolio loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.  Northpointe maintains an ownership interest in each loan it participates.   Effective December 18, 2014, the participation agreement was amended and CFBank agreed to increase the level of interest in loans it purchases from Northpointe from 80% to 95% of the aforementioned loans.  As a result, Northpointe now maintains a 5% (reduced from 20%) ownership interest in each loan it participates.  At December 31, 2015 and 2014, CFBank held $43,517 and $24,996, respectively,  of such loans which have been included in single-family residential loan totals above.

Allowance for Loan Losses:

The ALLL is a valuation allowance for probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the years ended December 31, 2015 and 2014:

	December 31, 2015
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total

Beginning balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316
Addition to (reduction in) provision for loan losses	17	96	(113)	161	119	(39)	9	250
Charge-offs	(8)	(40)	-	(25)	-	(41)	(10)	(124)
Recoveries	25	1	-	33	-	113	6	178
Ending balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

	December 31, 2014
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total

Beginning balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729
Addition to (reduction in) provision for loan losses	(374)	510	(444)	(128)	323	304	87	278
Charge-offs	(44)	-	-	(5)	-	(26)	-	(75)
Recoveries	5	4	-	349	-	24	2	384
Ending balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2015:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total

ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$5	$1	$-	$14	$-	$-	$-	$20
Collectively evaluated for impairment	1,375	690	705	2,696	561	474	99	6,600
Total ending allowance balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

Loans:
Individually evaluated for impairment	$422	$289	$1,590	$3,449	$-	$-	$-	$5,750
Collectively evaluated for impairment	43,322	81,696	27,360	93,039	24,662	21,837	6,018	297,934
Total ending loan balance	$43,744	$81,985	$28,950	$96,488	$24,662	$21,837	$6,018	$303,684

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$29	$-	$1	$34	$-	$-	$-	$64
Collectively evaluated for impairment	1,317	634	817	2,507	442	441	94	6,252
Total ending allowance balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316

Loans:
Individually evaluated for impairment	630	$296	$1,631	$3,695	$-	$-	$-	$6,252
Collectively evaluated for impairment	45,902	51,149	27,159	87,424	23,641	16,898	4,976	257,149
Total ending loan balance	$46,532	$51,445	$28,790	$91,119	$23,641	$16,898	$4,976	$263,401

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2015. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$36	$28	$-	$65	$1
Real estate:
Single-family residential	322	161	-	166	-
Multi-family residential	1,545	1,545	-	1,561	95
Commercial:
Non-owner occupied	546	446	-	455	-
Owner occupied	688	167	-	174	39
Land	-	-	-	-	-
Total with no allowance recorded	3,137	2,347	-	2,421	135

With an allowance recorded:
Commercial	394	394	5	439	12
Real estate:
Single-family residential	128	128	1	130	7
Multi-family residential	45	45	-	48	3
Commercial:
Non-owner occupied	2,224	2,224	9	2,242	136
Owner occupied	363	363	1	371	20
Land	294	249	4	274	18
Total with an allowance recorded	3,448	3,403	20	3,504	196
Total	$6,585	$5,750	$20	$5,925	$331

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2014. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$135	$121	$-	$121	$-
Real estate:
Single-family residential	334	173	-	180	-
Multi-family residential	1,579	1,579	-	1,631	-
Commercial:
Non-owner occupied	577	477	-	502	-
Owner occupied	704	183	-	208	-
Land	-	-	-	-	-
Total with no allowance recorded	3,329	2,533	-	2,642	-

With an allowance recorded:
Commercial	509	509	29	766	22
Real estate:
Single-family residential	123	123	-	125	7
Multi-family residential	52	52	1	56	13
Commercial:
Non-owner occupied	2,352	2,352	17	2,123	134
Owner occupied	380	380	2	388	25
Land	348	303	15	327	20
Total with an allowance recorded	3,764	3,719	64	3,785	221
Total	$7,093	$6,252	$64	$6,427	$221

The following table presents the recorded investment in nonperforming loans by class of loans as of December 31, 2015 and 2014:

	December 31,	December 31,
	2015	2014
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	224	369
Real estate:
Single-family residential	640	549
Multi-family residential	-	-
Commercial:
Non-owner occupied	446	477
Owner occupied	-	-
Land	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	20	51
Purchased for portfolio	95	102
Total nonaccrual	1,425	1,548
Total nonperforming loans	$1,425	$1,548

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2015 or December 31, 2014.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2015:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$9	$28	$37	$43,707	$196
Real estate:
Single-family residential	598	161	148	907	81,078	492
Multi-family residential	-	-	-	-	28,950	-
Commercial:
Non-owner occupied	-	446	-	446	57,573	446
Owner occupied	-	-	-	-	30,169	-
Land	-	-	-	-	8,300	-
Construction	-	-	-	-	24,662	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	20,789	20
Purchased for portfolio	-	-	-	-	1,048	95
Other	-	-	-	-	6,018	-
Total	$598	$616	$176	$1,390	$302,294	$1,249

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2014:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$18	$-	$121	$139	$46,393	$248
Real estate:
Single-family residential	521	55	68	644	50,801	481
Multi-family residential	-	-	-	-	28,790	-
Commercial:
Non-owner occupied	115	-	-	115	48,879	477
Owner occupied	-	-	-	-	35,900	-
Land	-	-	-	-	6,225	-
Construction	52	-	-	52	23,589	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	51	51	15,414	-
Purchased for portfolio	30	102	-	132	1,301	102
Other	5	10	-	15	4,961	-
Total	$741	$167	$240	$1,148	$262,253	$1,308

Troubled Debt Restructurings (TDRs):

From time to time, the terms of certain loans are modified as TDRs, where concessions are granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

As of December 31, 2015 and December 31, 2014, TDR’s totaled $5,276 and $5,655, respectively.  The Company allocated $20 and $64 of specific reserves to loans whose terms have been modified in TDRs as of December 31, 2015 and 2014, respectively. The Company had not committed to lend additional amounts as of December 31, 2015 or 2014 to customers with outstanding loans that are classified as nonaccrual TDRs.

There was one single-family residential loan and one home equity line of credit that were modified as TDRs during the year ended December 31, 2015, where concessions were granted to borrowers experiencing financial difficulties.  The home equity line of credit was paid off in June 2015.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2015:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate:
Single-family residential	1	$9	$9
Consumer:
Home equity lines of credit:
Originated for portfolio	1	9	9
	2	$18	$18

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2014:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$104	$100
	1	$104	$100

The TDRs described above resulted in charge-offs of $0 and $4 during the years ended December 31, 2015 and 2014, respectively.

There were no loans classified as TDRs for which there was a payment default within twelve months following the modification during the year ending December 31, 2015 and 2014.

The terms of certain other loans were modified during the year ended December 31, 2015 and 2014 that did not meet the definition of a TDR. These loans had a total recorded investment of $19,097 and $20,719 as of December 31, 2015 and 2014, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2015 and 2014, nonaccrual TDRs were as follows:

	December 31, 2015	December 31, 2014
Commercial	$195	$249
Real estate:
Single-family residential	161	173
Multi-family residential	-	-
Commercial:
Non-owner occupied	-	-
Owner occupied	-	-
Total	$356	$422

Nonaccrual loans at December 31, 2015 and 2014 did not include $4,920 and $5,233, respectively, of TDRs where customers have established a sustained period of repayment performance, generally six months, the loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.

The recorded investment in loans by risk category and by class of loans as of December 31, 2015 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2015.

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$83	$41,473	$1,892	$296	$43,744
Real estate:
Single-family residential	81,318	-	-	667	81,985
Multi-family residential	2,777	25,466	528	179	28,950
Commercial:
Non-owner occupied	125	54,674	1,852	1,368	58,019
Owner occupied	-	26,923	3,079	167	30,169
Land	-	5,720	-	2,580	8,300
Construction	11,252	13,410	-	-	24,662
Consumer:
Home equity lines of credit:
Originated for portfolio	20,677	-	-	112	20,789
Purchased for portfolio	802	-	-	246	1,048
Other	2,172	3,846	-	-	6,018
	$119,206	$171,512	$7,351	$5,615	$303,684

The recorded investment in loans by risk category and class of loans as of December 31, 2014 follows.  There were no loans rated doubtful at December 31, 2014.

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$1,088	$44,543	$441	$460	$46,532
Real estate:
Single-family residential	50,864	-	-	581	51,445
Multi-family residential	-	26,412	-	2,378	28,790
Commercial:
Non-owner occupied	139	43,547	89	5,219	48,994
Owner occupied	-	33,305	1,507	1,088	35,900
Land	78	3,417	-	2,730	6,225
Construction	8,645	14,996	-	-	23,641
Consumer:
Home equity lines of credit:
Originated for portfolio	15,316	-	-	149	15,465
Purchased for portfolio	857	-	313	263	1,433
Other	4,976	-	-	-	4,976
	$81,963	$166,220	$2,350	$12,868	$263,401